Unaudited Condensed Interim Consolidated Statements of Shareholders' Equity and Deficit - USD ($)		Share Capital [Member]	Contributed Surplus [Member]	Net Income (Deficit) [Member]	Total
Beginning balance at Dec. 31, 2018		$ 170,502,394	$ 6,652,409	$ (172,937,694)	$ 4,217,109
Beginning balance, share at Dec. 31, 2018		21,675,849
Statement Line Items [Line Items]
Issued pursuant to agency agreement		$ 13,717,131			13,717,131
Issued pursuant to agency agreement, shares		8,455,882
Share issue expense		$ (1,498,498)			(1,498,498)
Warrants exercised during the period		$ 7,002,043			7,002,043
Warrants exercised during the period, shares		1,018,506
Stock based compensation			991,408		991,408
Net and comprehensive loss				(42,755,746)	(42,755,746)
Ending balance at Jun. 30, 2019		$ 189,723,070	7,643,817	(215,693,440)	(18,326,553)
Ending balance, shares at Jun. 30, 2019		31,150,237
Beginning balance at Dec. 31, 2019		$ 194,859,415	8,303,527	(214,844,773)	$ (11,681,831)
Beginning balance, share at Dec. 31, 2019		39,907,681			39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	[1]	$ 12,818,657			$ 12,818,657
Issued pursuant to agency agreement, shares	[1]	23,923,700
Share issue expense		$ (487,788)			(487,788)
Common stock equivalents converted		$ 800			800
Common stock equivalents converted, shares		8,000,000
Warrants exercised during the period		$ 2,910,711			2,910,711
Warrants exercised during the period, shares		3,750,000
Stock based compensation			434,663		434,663
Net and comprehensive loss				(1,911,242)	(1,911,242)
Ending balance at Jun. 30, 2020		$ 210,101,795	$ 8,738,190	$ (216,756,015)	$ 2,083,970
Ending balance, shares at Jun. 30, 2020		75,581,381			75,581,381

[1]	Includes net proceeds from the issuance of common share equivalents (see note 8a)